Financial instruments – risk management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial instruments – risk management

20	Financial instruments – risk management

The Group is exposed through its operations to the following financial risks:

•	Credit risk

•	Foreign exchange risk

•	Liquidity risk

This note describes the Group’s policies and processes for managing those risks. The policy for managing these risks is reviewed and agreed with the Board, however it has delegated the authority for designing and operating processes that ensure the effective management of the risks to the Group’s management.

Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

•	Trade and other receivables

•	Cash and cash equivalents

•	Trade and other payables

•	Accruals

•	Deferred considerations

•	Loans and borrowings

•	Derivative financial liability

A summary of the financial instruments held by category is provided below:

Financial assets – amortised cost

	2025 £’000	2024 £’000	2023 £’000
Cash and cash equivalents	8,534	1,669	5,971
Trade receivables	35	11	–
Other receivables	64	131	282
Total financial assets	8,633	1,811	6,253

Financial liabilities – amortised cost

	2025 £’000	2024 £’000	2023 £’000
Trade payables	97	707	314
Other payables	17	6	7
Accruals	1,860	1,273	857
Deferred consideration	1,208	1,844	–
Borrowings	61	727	464
Total financial liabilities – amortised cost	3,243	4,557	1,642

Financial liabilities – fair value through profit and loss – current

	2025 £’000	2024 £’000	2023 £’000
Equity settled derivative financial liability	2,915	383	4,160

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 19:

Financial liabilities	Fair value as at 31/12/2025	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series L warrants	£2,914,000	Level 3	Black-Scholes Model	Volatility rate of 110.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.97 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.73% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series J warrants	£1,000	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.56 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.60% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.59% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 115.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 2.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.55% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 120.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 2.47 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.51% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£2,915,000

Financial liabilities	Fair value as at 31/12/2024	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series K warrants	£ –	Level 3	Black-Scholes Model	Volatility rate of 75.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.51 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.24% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series J warrants	£231,000	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.56 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.36% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series H warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 75.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.29% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£102,000	Level 3	Black-Scholes Model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.39 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.35% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£47,000	Level 3	Black-Scholes Model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£2,000	Level 3	Black-Scholes Model	Volatility rate of 110.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 3.47 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.30% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.18% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 80.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.24% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£383,000

Financial liabilities	Fair value as at 31/12/2023	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series E warrants	£2,592,000	Level 3	Black-Scholes Model	Volatility rate of 90.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 0.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.79% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series F warrants	£1,444,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.98 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.84% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£124,000	Level 3	Black-Scholes Model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 4.40 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate of 3.93% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 1.88 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.23% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 warrants	£–	Level 3	Black-Scholes Model	Volatility rate of 100.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 1.50 years determined using the remaining life of the warrant.	The shorter the expected life the lower the fair value.

				Risk-free rate of 4.51% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£4,160,000

Changing the unobservable risk-free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of warrants (2024: nil; 2023: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value at 31 December 2025 on Level 3 fair value measurement represents consideration relating to warrants issued in December 2025, July 2024, May 2024, December 2023 and May 2023 as part of Registered Direct offerings and private placement.

Credit risk

The Group is exposed to credit risk from amounts due from collaborative partners and from cash and cash equivalents and deposits with banks and financial institutions. The risk from collaborative partners is deemed to be low. For banks and financial institutions, only independently rated parties with high credit status are accepted. The Group does not enter into derivatives to manage credit risk. The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.

The total exposure to credit risk of the Group is equal to the total value of the financial assets held at each year end as noted above.

Foreign exchange risk

The group operates internationally although its operations are based in the United Kingdom. The group incorporated subsidiaries in the United Sate of America and the Republic of Ireland during the year, there were minimal transactions in these entities during 2025.

The group assets and liabilities are predominately denominated in Pounds Sterling and US Dollar. The Group retains cash balances in US Dollars as a hedge against these liabilities. The assets and liabilities associated with the Joint Arrangement with Emtora, as disclosed in note 1, are held in US dollars as the majority of operations under the arrangement are undertaken in the US.

The group is exposed to foreign exchange risk arising from exposure to various currencies primarily the US Dollar and Euro.

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2025 £’000	2024 £’000	2023 £’000
Cash and cash equivalents:
Pounds Sterling	97	212	2,244
US Dollar	8,436	1,457	3,727
Other	1	–	–
Total	8,534	1,669	5,971

Foreign exchange risk also arises when individual Group entities enter into transactions denominated in a currency other than their functional currency, the Group’s transactions outside the UK to the US and Europe drive foreign exchange movements where suppliers invoice in currency other than sterling. The Group does retain some cash balances in US Dollars from its US Dollar denominated equity raises to reduce the foreign exchange exposure on US$ denominated suppliers related to its NASDAQ listing and US based clinical trial. All other assets and/or consumables that are purchased in foreign currencies, such currency is purchased immediately upon invoice. These transactions are not hedged because the cost of doing so is disproportionate to the risk.

Foreign currency sensitivity analysis

The most significant currencies in which the Group transacts, other than Pounds Sterling, are the US Dollar and the Euro. The Group also trades in other currencies in small amounts as necessary.

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2025	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	1,068	–	–
Total equity	1,068	–	–

Year ended 31 December 2024	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	146	–	(1)
Total equity	146	–	(1)

Year ended 31 December 2023	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	373	2	–
Total equity	373	2	–

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. It is the Group’s aim to settle balances as they become due.

During 2025 the Company utilised its Equity Line of Credit (“ELOC”) to raise gross proceeds of $8.92 million before expenses. In May 2025, the Company completed a Warrant Inducement which raised £47,000. In December 2025, the Company completed a Registered Offering in the US which raised $10 million before expenses.

In December 2024 the Company issued a Promissory Note as detailed in Note 17 for the principle amount of $600,000. The Company received $540,000 on 24 December 2024 as the note was issued at a 10% discount. The Promissory Note was repaid in full during 2025.

In May 2024, the Company completed a Warrant Inducement which raised £4.8 million before expenses. In July 2024, the Company completed a Registered Direct Offering in the US which raised £3.9 million before expenses. During the year warrants previously issued were exercised resulting in the Company receiving £0.4 million.

In February 2023, the Company completed a Private Placement in the US which raised £5.0 million before expenses. In May 2023, the Company completed a Registered Direct Offering in the US which raised £2.7 million before expenses. In December 2023, the Company completed a Registered Offering in the US which raised £4.4 million before expenses.

The Directors have prepared cash flow forecasts and considered the cash flow requirement for the Group for the next three years including the period 12 months from the date of approval of the consolidated financial statements. These forecasts show that further financing will be required before Q4 2025 assuming, inter alia, that certain development programs and other operating activities continue as currently planned.

Pursuant to its $35 million Equity Line of Credit, or ELOC, as described above, the Company may direct C/M to purchase ADSs (subject to certain limitations) and receive proceeds in accordance with a formula price for up to 36 months from the Commencement Date. There is no guarantee that the Company will be able to use the ELOC or raise from other financing to the extent necessary to finance the Company’s operations. As at 31 December 2025 $26.08 million remains undrawn from the ELOC.

In the Directors’ opinion, the environment for financing of small and micro-cap biotech companies remains challenging. While this may present acquisition and/or merger opportunities with other companies with limited or no access to financing, as noted above, any attendant financings by Biodexa are likely to be dilutive. The Directors continue to evaluate financing options, including those connected to acquisitions and/or mergers, potentially available to the Group. Any alternatives considered are contingent upon the agreement of counterparties and accordingly, there can be no assurance that any alternative courses of action to finance the Company would be successful.

This requirement for additional financing in the short term represents a material uncertainty that may cast significant doubt upon the Group and Parent Company’s ability to continue as a going concern. Should it become evident in the future that there are no realistic financing options available to the Company which are actionable before its cash resources run out then the Company will no longer be a going concern. In such circumstances, we would no longer be able to prepare financial statements under paragraph 25 of IAS 1. Instead, the financial statements would be prepared on a liquidation basis and assets would be stated at net realizable value and all liabilities would be accelerated to current liabilities.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2025	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,974	–	–	–	–
Deferred considerations	166	497	662	–	–
Promissory note	–	–	–	–	–
Lease liabilities	48	16		–	–
Total	2,188	513	662	–	–

2024	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,986	–	–	–	–
Deferred considerations	178	533	711	711	–
Promissory note	–	479	–	–	–
Lease liabilities	47	142	111	–	–
Total	2,211	1,154	822	711	–

2023	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,178	–	–	–	–
Lease liabilities	47	141	189	112	–
Total	1,225	141	189	112	–

More details with regard to the line items above are included in the respective notes:

•	Trade and other payables – note 15

•	Deferred consideration – note 16

•	Borrowings – note 17

Capital risk management

The Group monitors capital which comprises all components of equity (i.e. share capital, share premium, foreign exchange reserve and accumulated deficit).

The Group’s objectives when maintaining capital are:

•	to safeguard the entity’s ability to continue as a going concern; and

•	to have sufficient resource to take development projects forward towards commercialisation.

The Group continues to incur substantial operating expenses. Until the Group generates positive net cash inflows from the commercialisation of its products it remains dependent upon additional funding through the injection of equity capital and government funding. The Group may not be able to generate positive net cash inflows in the future or to attract such additional required funding at all, or on suitable terms. In such circumstances the development programmes may be delayed or cancelled, and business operations cut back.

The Group seeks to reduce this risk by keeping a tight control on expenditure, avoiding long term supplier contracts (other than clinical trials), prioritising development spend on products closest to potential revenue generation, obtaining government grants (where applicable), maintaining a focussed portfolio of products under development and keeping shareholders informed of progress.

There have been no changes to the Group’s processes for managing capital risk since the previous year.